Equity and Other Comprehensive Income (Loss) - Summary of Capital Stock (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of classes of share capital [line items]
Number of shares	3,334,151,735	3,334,151,735
Capital stock	kr 87,770	kr 97,571	kr 135,257	kr 143,013
Class A shares [member]
Disclosure of classes of share capital [line items]
Number of shares	261,755,983
Class B shares [member]
Disclosure of classes of share capital [line items]
Number of shares	3,072,395,752
Capital stock [member]
Disclosure of classes of share capital [line items]
Capital stock	kr 16,672	kr 16,672	kr 16,657
Capital stock [member] | Class A shares [member]
Disclosure of classes of share capital [line items]
Capital stock	1,309
Capital stock [member] | Class B shares [member]
Disclosure of classes of share capital [line items]
Capital stock	kr 15,363